Segment reporting - Geographical information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of geographical areas [line items]
Revenue	€ 752.4	€ 769.6	€ 2,259.4	€ 2,306.4
United Kingdom
Disclosure of geographical areas [line items]
Revenue	190.2	205.4	606.4	643.0
Italy
Disclosure of geographical areas [line items]
Revenue	90.5	88.9	278.7	278.0
Germany
Disclosure of geographical areas [line items]
Revenue	81.0	81.1	271.3	272.9
France
Disclosure of geographical areas [line items]
Revenue	51.2	49.7	153.6	154.7
Croatia
Disclosure of geographical areas [line items]
Revenue	56.7	57.9	124.2	121.8
Sweden
Disclosure of geographical areas [line items]
Revenue	34.0	31.7	103.4	99.0
Austria
Disclosure of geographical areas [line items]
Revenue	27.1	26.6	92.8	92.5
Serbia
Disclosure of geographical areas [line items]
Revenue	42.7	45.2	115.3	114.9
Norway
Disclosure of geographical areas [line items]
Revenue	31.6	30.1	89.9	89.4
Spain
Disclosure of geographical areas [line items]
Revenue	20.8	20.8	61.1	63.3
Switzerland
Disclosure of geographical areas [line items]
Revenue	19.5	19.2	56.0	58.6
Rest of Europe
Disclosure of geographical areas [line items]
Revenue	€ 107.1	€ 113.0	€ 306.7	€ 318.3